Acquisitions (Tables) - Hippo Enterprises Inc And Subsidiaries [Member]	12 Months Ended
Dec. 31, 2020
Summary of Business Combination Details Of Consideration Transferred
There were no other components of Purchase Consideration other than cash payments. The following table summarizes the Closing Date fair value of the consideration transferred, reflecting the measurement period adjustments recorded at the acquisition date (in millions).

Fair Value of Consideration Transferred
Cash Paid	$95.6
Less: consideration for settlement of pre-existing liabilities due to Spinnaker	(5.1)

Total value of consideration transferred	$90.5

Schedule of Business Acquisitions, by Acquisition	The following table presents the allocation of the purchase price for Spinnaker, measured as of the acquisition date:(in millions):

	Acquisition- Date Fair Value	Estimated Useful Life of Finite-Lived Intangible Assets
Tangible assets acquired and (liabilities) assumed:
Investments:
Fixed maturities available-for-sale, at fair value	$45.7
Short-term investments	5.0

Total investments	50.7
Cash and cash equivalents	16.9
Restricted cash	2.1
Accounts receivable, net	18.3
Reinsurance recoverable on paid and unpaid losses and LAE	116.3
Ceding commissions receivable	18.7
Prepaid reinsurance premiums	131.9
Other assets	0.6
Accrued expenses and other liabilities	(6.6)
Loss and loss adjustment expense reserves	(93.3)
Unearned premiums	(132.1)
Reinsurance premium payable	(76.1)

Net tangible assets acquired	47.4
Intangible assets acquired:
Agency relationships	3.4	8 years
VOBA	0.1	2 years
State licenses	7.1	Indefinite
Goodwill	32.5

Total purchase price	90.5

Summary of Business Acquisition, Pro Forma Information	The following unaudited pro forma financial information gives effect to the acquisition of Spinnaker as if it were consummated on January 1, 2019 (the beginning of the comparable prior reporting period), including pro forma adjustments related to the valuation and allocation of the purchase price, primarily amortization of acquired intangible assets; share-based compensation expense; alignment of accounting policies; to Spinnaker’s historical financial statements; and direct transaction costs reflected in the historical financial statements. This data is presented for informational purposes only and is not intended to represent or be indicative of the results of operations that would have been reported had the acquisition occurred on January 1, 2019. It should not be taken as representative of future results of operations of the combined company (in millions):

Acquisition
	Year Ended December 31,
	2020	2019
Pro forma revenue	54.1	34.9
Pro forma net loss	(136.6)	(75.8)